                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Tiger Technology Management, LLC
Address: 101 Park Avenue, 48th Floor
         New York, NY 10022


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chase Coleman
Title:   Principal
Phone:   212-984-2500

Signature, Place, and Date of Signing:

         /s/Chase Coleman        New York, NY          2/14/02
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     42

Form 13F Information Table Value Total:     $106,271
                                              [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                   Form 13F INFORMATION TABLE
                        December 31, 2001

  COLUMN 1               COLUMN 2  COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7         COLUMN 8

                                                          SHRS
                         TITLE                  MARKET    OR       SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS  CUSIP        VALUE     PRN AMT  PRN CALL   DISCRETION     MGRS   SOLE     SHARED    NONE
--------------           --------  -----        -------   -------  --------   ----------     -----  ----------------------

ACCENTURE LTD            Class A   G1150G111    6,878,060   255,500  SH       Sole           None   Sole
APPLIED MATERIALS INC    Common    038222105      657,640    16,400  SH       Sole           None   Sole
AMERICAN TOWER CORP      Class A   029912201    1,373,150   145,000  SH       Sole           None   Sole
ALLIANT TECHSYSTEMS
  INC.                   Common    018804104    2,725,160    35,300  SH       Sole           None   Sole
BEA SYSTEMS INC          Common    073325102      462,000    30,000  SH       Sole           None   Sole
COMCAST                  Class A
                         SPL       200300200    2,772,000    77,000  SH       Sole           None   Sole
CREE RESH INC            Common    225447101    5,314,584   180,400  SH       Sole           None   Sole
CSGS SYSTEMS
  INTL INC               Common    126349109    1,253,950    31,000  SH       Sole           None   Sole
DELL COMPUTER            Common    247025109    2,394,558    88,100  SH       Sole           None   Sole
ECHOSTAR COMMUNICATIONS  Class A   278762109    3,494,184   127,200  SH       Sole           None   Sole
ELECTRONIC DATA SYSTEMS
  CORP                   Common    285661104    4,736,805    69,100  SH       Sole           None   Sole
EMULEX CORP              Common
                         New       292475209    1,394,703    35,300  SH       Sole           None   Sole
FALCONSTOR SOFTWARE INC  Common    306137100      469,308    51,800  SH       Sole           None   Sole
FUELCELL ENERGY INC      Common    35952H106      725,600    40,000  SH       Sole           None   Sole
GENERAL DYNAMICS         Common    369550108    4,117,388    51,700  SH       Sole           None   Sole
CLEARSTONE COMM INC
  (formerly GETNER COM   Common    37245J105      850,680    51,000  SH       Sole           None   Sole
HNC SOFTWARE             Common    40425P107    5,772,120   280,200  SH       Sole           None   Sole
INTERNATIONAL BUSINESS
  MACHINES               Common    459200101    4,608,576    38,100  SH       Sole           None   Sole
INTEL CORP.              Common    458140100    2,157,470    68,600  SH       Sole           None   Sole
ISS GROUP INC            Common    450306105    2,045,428    63,800  SH       Sole           None   Sole
I2 TECHNOLOGIES INC      Common    465754109    1,698,500   215,000  SH       Sole           None   Sole
JDS UNIPHASE CORP        Common    46612J101      254,324    29,300  SH       Sole           None   Sole
LEXMARK INTERNATIONAL
  INC. CL A              Class A   529771107    4,548,900    77,100  SH       Sole           None   Sole
McDATA CORP              Class A   580031201    3,584,350   146,300  SH       Sole           None   Sole
MCSi INC                 Common    55270M108    1,149,050    49,000  SH       Sole           None   Sole
MICROSOFT CORP.          Common    594918104    4,180,375    63,100  SH       Sole           None   Sole
MICRON TECHNOLOGY INC.   Common    595112103    2,349,800    75,800  SH       Sole           None   Sole





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MAXIM INTEGRATED
  PRODUCTS               Common    57772K101    1,118,463    21,300  SH       Sole           None   Sole
NETWORK ASSOCIATES       Common    640938106    1,514,810    58,600  SH       Sole           None   Sole
NOKIA CORP -SPON ADR     Sponsored
                         ADR       654902204    4,003,296   163,200  SH       Sole           None   Sole
OPLINK COMMUNICATION
  INC                    Common    68375Q106      129,877    68,900  SH       Sole           None   Sole
NASDAQ 100 SHARES        Unit
                         Series I  631100104    5,322,888   136,800  SH       Sole           None   Sole
SBC COMMUNICATIONS INC   Common    78387G103    3,967,921   101,300  SH       Sole           None   Sole
SIRIUS SATELLITE
  RADIO INC              Common    82966U103   1,744,500    150,000  SH       Sole           None   Sole
S & P 500 DEPOSITARY
  RECEIPTS               Unit
                         Series I  78462F103   3,177,540     27,800  SH       Sole           None   Sole
SUN MICROSYSTEMS INC     Common    866810104   1,993,830    162,100  SH       Sole           None   Sole
TECH DATA CORP.          Common    878237106   4,154,880     96,000  SH       Sole           None   Sole
TAIWAN SEMICONDUCTOR
  -SP ADR                Sponsored
                         ADR       874039100   3,202,205    186,500  SH       Sole           None   Sole
TEXAS INSTRUMENTS
  INC COM                Common    882508104   1,584,800     56,600  SH       Sole           None   Sole
WEBEX COMMUNICATIONS
  INC                    Common    94767L109   1,366,750     55,000  SH       Sole           None   Sole
WIPRO LIMITED
  (WITCO CORP)           Sponsored
                         ADR I SH  977385103     622,200     17,000  SH       Sole           None   Sole
XILINX INC.              Common    983919101     398,310     10,200  SH       Sole           None   Sole
                                   Total:   $106,270,933























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